Summary of significant accounting policies - Useful lives (Details 2) - Buildings	12 Months Ended
Dec. 31, 2021
Minimum
Premises and equipment disclosures
Useful life	40 years
Maximum
Premises and equipment disclosures
Useful life	67 years